BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - 2022 First Quarter Acquisition - Purchase Consideration (Details) - Cultivauna shares in Thousands, $ in Thousands	Feb. 15, 2022 USD ($) shares
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Cash	$ 11,027
Shares Issued	$ 4,482
Shares Issued, shares | shares	329
Contingent Consideration	$ 6,112
Purchase consideration	$ 21,621
Percentage of discount rate used to determine fair value of Exchangeable Shares issued	14.85%
Minimum
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Lock-up provision period for Exchangeable Shares issued	6 months
Maximum
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Lock-up provision period for Exchangeable Shares issued	12 months